Note 10 - Financial Income Expenses, Net	3 Months Ended
Mar. 31, 2011
Financial Income Expenses Net [Abstract]
Note 10 - Financial Income (Expenses), Net [Text Block]

10. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the three-month periods ended March 31, 2011 and 2010 are as follows:

	Three-month periods ended March 31,
	2011	2010
Financial expenses
Loans and financing	(1,136)	(774)
Leasing	-	(4)
Losses on derivative instruments (Note 2)	(141)	(45)
Repurchased securities losses	(6)	(7)
Other	(217)	(229)
	(1,500)	(1,059)

Capitalized interest	1,112	703

	(388)	(356)
Financial income
Investments	522	214
Marketable securities	396	108
Gains on derivative instruments (Note 2)	1	4
Clients	74	29
Other	52	58

	1,045	413

Monetary and exchange variations	575	(335)

	1,232	(278)